UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from March 1, 2013 to March 31, 2013

Commission File Number of issuing entity:	333-181552

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-181552

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Series CB8 1.200% Covered Bonds Due 2017	☐	☐	√

Series CB9 0.625% Covered Bonds Due 2015	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

EXPLANATORY NOTE

This Form 10-D/A amends and supersedes in its entirety the Form 10-D and EX-99.1 previously filed on April 15, 2013, as data contained in the Cover Pool Flow of Funds section of EX-99.1 has been updated to reflect an additional $31,524,668 in Principal Collections and the corresponding increase of $31,524,668 in Intercompany Loan Principal in March.  The Net Inflows/(Outflows) amount in the Cover Pool Flow of Funds section and all other amounts in the Form and EX-99.1 remain unchanged.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

The Bank made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
March 18, 2013	CAD 13,515,000.00	Interest	CB4
March 19, 2013	USD 15,000,000.00	Interest	CB8

PART II – OTHER INFORMATION

Item 9. Exhibits.

(a)	List the documents filed as a part of the report.

99.1	Amended Monthly Investor Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	May 15, 2013	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ David Power
(Signature) David Power Vice-President, Corporate Treasury